Equity (Q1) (Details) - $ / shares	1 Months Ended	3 Months Ended
	Apr. 30, 2018	Dec. 31, 2017	May 09, 2018	May 01, 2018	Mar. 31, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Share price						$ 11.00	$ 10.20	$ 10.20
SRP, outstanding requests		10,800,000
OP units outstanding, shares		44,454,000			44,500,000				2,785,000
Subsidiaries
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		25.00%			25.00%
Subsequent Event
Class of Stock [Line Items]
Share price			$ 11.05
Stock repurchased, shares	3,400,000
SRP, outstanding requests				11,900,000
Phillips Edison Limited Partnership
Class of Stock [Line Items]
Share price								$ 10.20
Noncontrolling interest, ownership percentage by noncontrolling owners								19.40%
Business combination, number of shares of OP units issued		39,400,000